Income tax	12 Months Ended
Dec. 31, 2011
Income tax
Income tax

10                                  Income tax

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and British Virgins Islands, the Company and its subsidiaries incorporated in these jurisdictions are not subject to any income tax on their income or capital gains. In addition, upon payments of dividends by these companies, no Cayman Islands or British Virgins Islands withholding tax is imposed.

United States

Simcere of America Inc. (“Simcere America”) is incorporated in the United States in 2011 and is subject to United States federal and state income taxes. The applicable income tax rate is approximately 41%. Simcere America sustained tax loss for United States income tax purposes during 2011.

People’s Republic of China

The Company’s subsidiaries incorporated in the PRC file separate income tax returns.

Effective from January 1, 2008, under the Corporate Income Tax Law of the PRC (“CIT law”) which was passed by the National People’s Congress on March 16, 2007, the PRC’s statutory income tax rate is 25%.

The CIT law and its relevant regulations provide a five-year transition period for those enterprises which were established before March 16, 2007 and which were entitled to a preferential income tax rate of 15% under the then effective tax laws and regulations, and also grandfather certain tax holidays until they expire. The transitional tax rates are 20%, 22%, 24% and 25% for 2009, 2010, 2011 and 2012 onwards, respectively.

Further, under the CIT law and its relevant regulations, entities that qualify as “Advanced and New Technology Enterprises” (“ANTEs”) are entitled to a preferential income tax rate of 15%.

The Company’s PRC subsidiaries are subject to income tax at 25%, except for the following:

•                                          Simcere Pharmaceutical Co., Ltd. (“Hainan Simcere”) is subject to income tax at 10%, 11%, 15%, 15%, 15% and 25% for 2009, 2010, 2011, 2012, 2013 and 2014 onwards, respectively.

•                                          Shandong Simcere is subject to income tax at 10%, 11%, 12%, 15%, 15% and 25% for 2009, 2010, 2011, 2012, 2013 and 2014 onwards, respectively.

•                                          Nanjing Simcere Dongyuan Pharmaceutical Co., Ltd. (“Nanjing Simcere”) is subject to income tax at 12.5% from 2009 to 2010, 15% for 2011 and 25% from 2012 onwards.

•                                          Shanghai Simcere Pharmaceutical Co., Ltd. (“Shanghai Simcere”) is subject to income tax at 20%, 22%, 24% and 25% for 2009, 2010, 2011 and 2012 onwards, respectively.

•                                          Jilin Boda and Wuhu Simcere Zhong Ren Pharmaceutical Co., Ltd. (“Simcere Zhong Ren”) are subject to income tax rate at 15% from 2009 to 2013 and 25% from 2014 onwards.

•                                         Jiangsu Quanyi is subject to income tax at 15% for 2009 and 2010 and 25% from 2011 onwards.

The CIT law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor for earnings generated beginning on January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. As of December 31, 2011, the Group has not recognized a deferred tax liability of RMB89,714 (US$14,254) for undistributed earnings of RMB897,144 (US$142,542) generated by the PRC subsidiaries from 2008 to 2011 since the Group plans to indefinitely reinvest these earnings in the PRC.

The components of earnings (losses) before income taxes and noncontrolling interests are as follows:

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Cayman Islands	(49,348)	(34,040)	(33,323)	(5,295)
British Virgin Islands	(6,865)	(18,287)	(13,516)	(2,147)
United States	—	—	(4,947)	(786)
PRC	101,979	247,620	168,244	26,731
Total	45,766	195,293	116,458	18,503

(a)                       Income taxes

Income tax expense (benefit) represents the following PRC current income tax expense and deferred tax benefit:

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Current income expense	38,263	38,362	30,837	4,899
Deferred tax benefit	(21,366)	(27,722)	(66,208)	(10,519)
Total income tax expense (benefit)	16,897	10,640	(35,371)	(5,620)

(b)                       Unrecognized tax benefits

The following table summarizes the movement of unrecognized tax benefits:

	2009	2010	2011
	RMB	RMB	RMB
Balance at January 1	19,928	19,928	19,928
Increase related to current year tax positions	—	—	—
Balance at December 31	19,928	19,928	19,928
Balance at December 31 — US$			3,166

Unrecognized tax benefits of RMB19,928 as of each year end, if recognized, would affect the Group’s effective income tax rate. For the years ended December 31, 2009, 2010 and 2011, the Group accrued interest of RMB1,032, RMB1,032 and RMB1,032 (US$164), respectively, related to unrecognized tax benefits. As of December 31, 2009, 2010 and 2011, total recognized cumulative interest related to unrecognized tax benefits were RMB1,633, RMB2,665 and RMB3,697 (US$587), respectively. The Group did not recognize any penalty related to unrecognized tax benefits. The unrecognized tax benefits and related cumulative interest were included in other liabilities in the consolidated balance sheets. Management does not expect that the total amount of unrecognized tax benefits as of December 31, 2011 will significantly change over the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100 (US$16). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s PRC subsidiaries for the tax years beginning from 2001 are open to examination by the PRC state and local tax authorities.

(c)                        Reconciliation of expected income tax to actual income tax expense

The actual income tax expense (benefit) reported in the consolidated statements of income differs from the amounts computed by applying the PRC statutory income tax rate at 25% to earnings before income taxes as a result of the following:

		Year ended December 31,
	Note	2009	2010	2011	2011
		RMB	RMB	RMB	US$

Computed “expected” income tax expense		11,441	48,823	29,114	4,626
Non-deductible expense
Entertainment expense		1,587	2,373	3,746	595
Share based compensation cost		5,919	7,775	7,335	1,165
Remeasurement loss of previously held equity interest in Jiangsu Quanyi		13,878	—	—	—
Impairment on goodwill		13,643	—	—	—
Deemed income for free samples		5,046	7,437	4,713	749
Non-taxable income		(4,741)	(2,101)	(12,500)	(1,986)
Tax rate differential		(20,653)	(24,200)	(19,982)	(3,175)
Tax rate differential for a non-PRC entity		—	—	(742)	(118)
Effect of tax holiday	(a)	(23,500)	(29,942)	(7,011)	(1,114)
Non-PRC entities not subject to income tax		7,153	5,307	4,375	695
Change in valuation allowance		9,148	(6,855)	(42,078)	(6,685)
Interest for unrecognized tax benefits		1,032	1,032	1,032	164
Change in enacted tax rates or tax status		(4,432)	—	(2,686)	(427)
Others		1,376	991	(687)	(109)
Actual income tax expense (benefit)		16,897	10,640	(35,371)	(5,620)

Notes:

(a)                                 The effect of tax holiday increased the Group’s net income by RMB23,500 and RMB29,942 and RMB7,011(US$1,114) for the years ended December 31, 2009, 2010 and 2011, respectively. Consequently, the effect of the tax holiday increased the Group’s basic and diluted earnings per share for such periods as follows:

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Increase in earnings per share:
Basic	0.20	0.28	0.06	0.01
Diluted	0.20	0.27	0.06	0.01

(d)                       Deferred taxes

The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred tax asset and liabilities are as follows:

	December 31,
	2010	2011	2011
	RMB	RMB	US$
Deferred tax assets:
Property, plant and equipment	7,294	9,086	1,444
Intangible assets	3,170	4,761	757
Accounts receivable	10,385	10,399	1,652
Inventories	1,660	3,014	479
Tax loss carryforwards	36,791	48,571	7,717
Accruals	55,791	53,462	8,494
Government grant	2,860	4,724	750
Total gross deferred tax assets	117,951	134,017	21,293
Valuation allowance	(44,418)	(2,340)	(372)
Net deferred tax assets	73,533	131,677	20,921
Deferred tax liabilities
Intangible assets and land use right	(87,544)	(77,552)	(12,322)
Property, plant and equipment	(5,716)	(5,152)	(818)
Government grant	—	(2,492)	(396)
	(93,260)	(85,196)	(13,536)

Net deferred tax assets/(liabilities)	(19,727)	46,481	7,385

Classification on consolidated balance sheets
Current (included in other current assets):	38,424	79,620	12,650
Non-current (included in other non-current assets):	10,660	13,109	2,083
Deferred tax liabilities:
Non-current portion	(68,811)	(46,248)	(7,348)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and tax loss carryforwards are utilized. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryforward periods), projected future taxable income, and tax planning strategies in making this assessment.

As of December 31, 2011, the Group recognized net deferred tax assets of RMB46,481 (US$7,385), among of which, certain subsidiaries in cumulative loss position recognized RMB30,677 (US$4,874) of net deferred tax assets, mainly arising from the gross deferred tax assets of RMB46,231 (US$7,345) relating to RMB184,924 (US$29,381) in tax loss carryforwards. The tax loss carryforwards expire in varying amounts in 2015 and 2016, respectively. Realization is dependent on generating sufficient taxable income prior to expiration of the tax loss carryforwards. Although realization is not assured, management believes it is more likely than not that all of the net deferred tax asset will be realized. However, the amount of the deferred tax assets considered realizable could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

The decrease in the valuation allowance during the years ended December 31, 2010 and 2011 were RMB6,855 and RMB42,078 (US$6,685), respectively. As of December 31, 2011, valuation allowances were provided against the deferred tax assets of Sichuan Zigong Yirong Industrial Co., Ltd. (“Sichuan Simcere”) and Simcere America, which were at cumulative loss positions. The decrease in valuation allowance in 2011 was mainly due to the reversal of valuation allowance provided against the deferred tax assets of Jiangsu Simcere Pharmaceutical Co., Ltd. (“Jiangsu Simcere”) by RMB44,051 (US$6,999). Jiangsu Simcere generated taxable income in 2011 and expects to generate further taxable income for it to utilize or recover its deferred tax assets.

Tax loss carryforwards of the Group’s PRC subsidiaries amounted to RMB186,366 (US$29,611) as of December 31, 2011, of which RMB431, RMB238, RMB70,641 and RMB115,056 will expire if unused by December 31, 2012, 2014, 2015 and 2016, respectively. Tax loss carry forwards of the Group’s United States subsidiary amounted to US$786 (RMB4,947) as of December 31, 2011, which will expire if unused by December 31, 2031.

The Company revised its deferred tax asset relating to accruals and the related valuation allowance as of December 31, 2010, to correct an immaterial error, increasing both the deferred tax asset and the valuation allowance by RMB17,644. This revision had no impact on any line items within the consolidated balance sheets as of December 31, 2010 and 2009, nor the related consolidated statements of income and comprehensive income, consolidated statements of changes in equity, or cash flows for the years ended December 31, 2010 and 2009.